Accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting policies.
Goodwill

4.1 Goodwill

Goodwill represents the excess of the cost of acquisition over the Company’s interest in the fair value of the identifiable assets and liabilities of a subsidiary at the date of acquisition. Goodwill is not amortized.

When an operation to which goodwill relates is disposed of, the part of the carrying amount of goodwill that has been allocated to the respective cash-generating unit is included in calculating the gain or loss on disposal.

Intangible assets

4.2 Intangible assets

Acquired and internally generated intangible assets are recognized if a future economic benefit will flow to the entity from the use of the asset and the cost of the asset can be reliably determined.

Intangible assets with finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses, if any. Amortization is recognized on a straight-line basis over an asset’s estimated useful life. The estimated useful life and amortization method are reviewed at each balance sheet date, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Intangible assets that are not subject to amortization are reviewed for impairment at least annually and whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company’s intangible assets with definite useful lives are as follows:

Development expenditures

Development expenditures are capitalized if they meet the requirements of identifiability, reliability in cost measurement and probability of the assets generating economic benefits. Developmental expenditures are amortized on a straight-line basis over the useful lives of the assets, which are between four and 10 years.

Expenditures on research activities are recognized as expenses in the years in which they are incurred.

Rights of use

Rights of use granted related to mining concessions are amortized on a straight-line basis over the term in which the right of use was granted from the date it is considered that use commenced. Rights of use are generally amortized over a period ranging from 10 to 20 years.

Computer software

Computer software includes the costs incurred in acquiring or developing computer software, including the related installation. Computer software is amortized on a straight-line basis from two to five years.

Computer system maintenance costs are recognized as expenses in the years in which they are incurred.

The Company’s other intangible assets with indefinite useful lives are as follows:

Carbon dioxide emissions allowances

The Company’s carbon dioxide emissions allowances (“rights held to emit greenhouse gasses”) are intangible assets that are expensed as the allowance is used. Emissions allowances received from governmental agencies are initially measured at fair value, which is determined based on the market price of allowances traded on the exchange at that date. Emissions allowances purchased on the trading platform are initially measured at cost (see Note 4.21).

Property, plant and equipment

4.3 Property, plant and equipment

Cost

Property, plant and equipment are initially recognized at acquisition or production cost and are subsequently measured at acquisition or production cost less accumulated depreciation and any accumulated impairment losses.

The costs of expansion, modernization or improvements leading to increased productivity, capacity or efficiency or to a lengthening of the useful lives of the assets are capitalized. Repair, upkeep and maintenance expenses are recognized in the consolidated income statements for the years in which they are incurred.

Mineral reserves are recorded at fair value at the date of acquisition. Depletion of mineral reserves is computed using the units-of-production method utilizing only proven and probable reserves (as adjusted for recoverability factors) in the depletion base.

Property, plant and equipment in the course of construction are transferred to property, plant and equipment in use at the end of the related development period.

Depreciation

The Company depreciates property, plant and equipment using the straight-line method at annual rates based on the following years of estimated useful life:

Years of
Estimated
Useful
Life
Buildings	25-50
Plant and machinery	8-20
Tools	12.5-15
Other fixtures and furniture	10-15
Computer hardware	4-8
Transport equipment	10-15

Depreciation begins when the asset is ready for its intended use.

Land included within property, plant and equipment is an asset with an indefinite useful life and, as such, is not depreciated. Instead, it is tested for impairment annually. The Company reviews residual value, useful lives, and the depreciation method for property, plant and equipment annually.

Environment

The costs arising from the activities aimed at protecting and improving the environment are accounted for as an expense for the year in which they are incurred. When they represent additions to property, plant and equipment aimed at minimizing the environmental impact and protecting and enhancing the environment, they are capitalized to non-current assets.

Impairment of goodwill and long-lived assets (property, plant and equipment, intangible assets, right-of-use assets)

4.4 Impairment of goodwill and long-lived assets (property, plant and equipment, intangible assets, right-of-use assets)

The Company completes its impairment testing for goodwill at least annually or as impairment indicators arise throughout the year. The Company completes its impairment testing for long-lived assets as impairment indicators arise. When necessary, we record impairments of goodwill and long-lived assets for the amount by which the recoverable amount is less than the carrying value of these assets.

Where the asset itself does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit (CGU) to which the asset belongs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

Recoverable amount is the higher of:

●	Fair value less costs of disposal: the price that would be agreed upon by two independent parties, less estimated costs to sell; and
●	Value in use: the present value of the future cash flows that are expected to be derived from continuing use of the asset and from its ultimate disposal at the end of its useful life, discounted at a rate which reflects the time value of money and the risks specific to the business to which the asset belongs.

If the recoverable amount of an asset (or cash-generating unit) is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount, and an impairment loss is recognized as an expense under “Impairment loss” in the consolidated income statements.

Where an impairment loss subsequently reverses (not permitted in the case of goodwill), the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized within “Impairment loss” in the consolidated income statements.

The basis for depreciation is the carrying amount of the assets, deemed to be the acquisition cost less accumulated depreciation and any accumulated impairment losses.

Financial instruments

4.5 Financial instruments

Financial assets and financial liabilities are recognized in the Company’s consolidated statements of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from, the fair value of the financial assets or financial liabilities, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in the consolidated income statements.

Financial assets

The Company classifies its financial assets into the following categories: (i) those measured subsequently at fair value  through profit or loss or (ii) those to be measured at amortized cost. The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

Financial assets measured at fair value through profit or loss.

Financial assets are classified as measured at fair value through profit or loss when the asset does not meet the criteria to be measured at amortized cost or at fair value through other comprehensive income. Such assets are carried on the consolidated statements of financial position at fair value with gains or losses recognized in the consolidated income statements.

Financial assets measured at amortized cost

Financial assets are classified as measured at amortized cost when they are held in a business model whose objective is to collect contractual cash flows and the contractual terms of the financial asset give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Such assets are carried at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated income statements when the assets are derecognized or impaired and when interest is recognized using the effective interest method. This category of financial assets includes trade receivables, receivables from related parties and cash and cash equivalents.

Derecognition of financial assets

The Company derecognizes a financial asset when:

●	the rights to receive cash flows from the asset have expired; or
●	the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in the consolidated income statements.

If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

Impairment of financial assets

The expected credit loss model is applied for recognition and measurement of impairments in financial assets measured at amortized cost and debt instruments held at fair value through other comprehensive income. The loss allowance for the financial asset is measured at an amount equal to the 12-month expected credit losses. If the credit risk on the financial asset has increased significantly since initial recognition, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses. Changes in loss allowances are recognized in the consolidated income statements. For trade and other receivables, a simplified impairment approach is applied, recognizing expected lifetime losses from initial recognition. For this purpose, the Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, such as when the debtor has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are more than two years past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Company’s recovery procedures, considering legal advice where appropriate. Any recoveries made are recognized in the consolidated income statements.

Accounts receivable factoring

As part of its regular operations, and in case of immediate cash needs, the Company can sell its trade receivables to a third party (factor) at a discount. The Company analyzes whether these transactions are with recourse or without recourse and applies the derecognition criteria in IFRS 9 Financial Instruments to assess whether the arrangement transfers substantially all risks and rewards to the factor. For arrangements with recourse, where substantially all risks and rewards have not been transferred, the cash received from the factor is accounted for as a secured borrowing. In the case of arrangements with recourse, the transferred assets are not derecognized.

For those recorded as with recourse, the borrowings from the receivable factoring facility are short-term in nature and therefore their carrying amount is considered to approximate their fair value. For those considered without recourse, the Company derecognizes the trade receivable and does not record a related borrowing.

Cash flows from factoring with recourse of accounts receivable are classified as financing cash flows within the consolidated statements of cash flows.

Cash flows from factoring without recourse of accounts receivable are classified as operating cash flows within the consolidated statements of cash flows.

Financial liabilities

The subsequent measurement of financial liabilities depends on their classification, as described below:

Financial liabilities measured at fair value through profit or loss

Financial liabilities measured at fair value through profit or loss are carried on the consolidated statements of financial position at fair value with gains or losses recognized in the consolidated income statements. This category includes contingent consideration and derivatives, other than those designated as hedging instruments in an effective hedge.

Financial liabilities measured at amortized cost

This category comprises all other financial liabilities, including bank borrowings, debt instruments, financial loans from government agencies, payables to related parties and trade and other payables.

After initial recognition, other financial liabilities are subsequently measured at amortized cost using the effective interest method. Amortized cost is calculated by considering any issue costs and any discount or premium on settlement.

Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in the consolidated income statements. When the Company exchanges with the existing lender one debt instrument with another one with substantially different terms, such an exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 percent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between the carrying amount of the liability before the modification and the present value of the cash flows after modification are recognized in the consolidated income statements as a modification gain or loss.

Derivative financial instruments and hedging activities

4.6 Derivative financial instruments and hedging activities

In order to mitigate the economic effects of the variability in the price of power, the Company uses derivative financial instruments, such as power purchase agreements (“PPAs”).

The Company’s derivative financial instruments are detailed in Note 21 to these consolidated financial statements and the Company’s financial risk management policies are detailed in Note 29.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. The resulting gain or loss is recognized in the consolidated income statements immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition of profit or loss depends on the nature of the hedge relationship.

Derivatives are recorded as either “Other financial assets” or “Other financial liabilities” depending on their respective fair value positions at each balance sheet date. A derivative is presented as a non-current asset or non-current liability if the remaining maturity of the instrument is more than 12 months from the date of the statements of financial position and it is not expected to be realized or settled within 12 months.

Hedge accounting

The Company designates certain derivatives as cash flow hedges. For further details, see Note 21.

At the inception of the hedging relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking the hedge transaction. Effectiveness of the hedging relationship needs to be assessed on an ongoing basis. Effectiveness tests are performed prospectively at inception and at each reporting date. The Company reviews to ensure that:

•	there is an economic relationship between the hedged item and the hedging instrument;
•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and
•	the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Company actually hedges and the quantity of the hedging instrument that the Company uses to hedge that quantity of hedged item.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the consolidated statements of comprehensive income (loss). The gain or loss relating to any ineffective portion is recognized immediately in the consolidated income statements and is included in “Raw materials and energy consumption for production”.

Amounts previously recognized in other comprehensive income and accumulated in equity in the valuation adjustments reserve are reclassified to the consolidated income statements in the periods when the hedged item is recognized in the consolidated income statements. These are recorded within the same line of the consolidated income statement as the recognized hedged item.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income at that time is accumulated in equity and is recognized when the forecast transaction is ultimately recognized in the consolidated income statements. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in the consolidated income statements.

Fair value measurement

4.7 Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: (i) in the principal market for the asset or liability or (ii) in the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
●	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
●	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For those assets and liabilities measured at fair value at the balance sheet date, further information on fair value measurement is provided in Note 30.

Inventories

4.8 Inventories

Inventories comprise assets (goods) which:

●	Are held for sale in the ordinary course of business (finished goods); or
●	Are in the process of production for such sale (work in progress); or
●	Will be consumed in the production process or in the rendering of services (raw materials and spare parts).

Inventories are stated at the lower of cost or net realizable value. The cost of each inventory item is generally calculated as follows:

●	Raw materials, spare parts and other consumables and replacement parts: the lower of weighted average acquisition cost or net realizable value.
●	Work in progress, finished goods and semi-finished goods: the lower of production cost (which includes the cost of materials, labor costs, direct and indirect manufacturing expenses) or net realizable value in the market.

Obsolete, defective or slow-moving inventories have been reduced to net realizable value.

Net realizable value is the estimated selling price less all the estimated costs of selling and distribution.

The amount of any write-down of inventories (as a result of damage, obsolescence or decrease in the selling price) to their net realizable value and all losses of inventories are recognized as expenses in the period in which the write-down or loss occurs. Any subsequent reversals are recognized as income in the year in which they arise.

The consumption of inventories is recognized in “Raw Materials and energy consumption for production” in the consolidated income statements in the period in which the revenue from its sale is recognized.

Raw materials and energy consumption for production

4.9 Raw materials and energy consumption for production

Raw materials and energy consumption for production comprise the cost of raw materials, energy, changes in the fair value of energy derivative instruments not designated as hedging instruments, other direct costs, inventory write-downs and changes in inventory.

Cash and cash equivalents

4.10 Cash and cash equivalents

The Company classifies in “Cash and cash equivalents” any liquid financial assets, such as cash on hand, deposits and liquid investments, that can be converted into known amounts of cash within three months and are subject to an insignificant risk of changes in value.

Restricted cash and cash equivalents

4.11 Restricted cash and cash equivalents

The Company classifies under “Restricted cash and cash equivalents” any liquid financial assets, which meet the definition of cash and cash equivalents but the use or withdrawal is restricted by financial agreements.

Restrictions may include legally restricted deposits held as compensating balances against short-term borrowing arrangements and/or other contracts entered into; however, time deposits and short-term certificates of deposit are not included in legally restricted deposits. In cases where compensating balance arrangements exist but are not agreements which legally restrict the use of cash amounts shown on the consolidated statements of financial position, those arrangements and the amount involved are disclosed in the notes. Compensating balances that are maintained under an agreement to assure future credit availability are also disclosed in the notes.

As discussed in Note 31, certain of the Company´s credit agreements restrict the transfer of assets in the form of loans or dividends to affiliates. The amount of cash and cash equivalents in subsidiaries subject to such restrictions amounted to $37,129 thousand as of December 31, 2025 ($97,370 thousand as of December 31, 2024) and is not presented as Restricted cash and cash equivalents in the consolidated balance sheet because it can be withdrawn or used except for transfers to affiliates.

Provisions and contingencies

4.12 Provisions and contingencies

When preparing the consolidated financial statements, the Company distinguishes between:

●	Provisions: present obligations, either legal, contractual, constructive or assumed by the Company, arising from past events, the settlement of which is expected to give rise to an outflow of economic benefits the amount or timing of which are uncertain; and
●	Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Company, or present obligations arising from past events the amount of which cannot be estimated reliably or whose settlement is not likely to give rise to an outflow of economic benefits.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity.

The consolidated financial statements include all the material provisions for those obligations that are considered probable  to be settled. Contingent liabilities are not recognized in the consolidated financial statements, but rather are disclosed in accordance with IAS 37 (see Note 26).

Provisions are classified as current when there is not an unconditional right to defer settlement for at least 12 months after the reporting date. They are recognized when the liability or obligation giving rise to the indemnity or payment arises, to the extent that its amount can be estimated reliably.

Provisions include (i) the provisions for pension and similar obligations assumed; (ii) provisions for contingencies and charges, such as for example those of an environmental nature and those arising from litigation in progress or from outstanding indemnity payments or obligations, and collateral and other similar guarantees provided by the Company; (iii) provisions for medium- and long-term employee incentives; and (iv) provisions for taxes.

Contingent assets are not recognized, but are disclosed where an inflow of economic benefits is probable. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the consolidated financial statements in the period in which the change occurs.

Defined contribution plans

Certain employees have defined contribution plans which are applicable to local regulations. The main features of these plans are as follows:

●	They are mixed plans covering the benefits for retirement, disability and death of the participants.
●	The sponsor undertakes to make monthly contributions of certain percentages of current employees’ salaries to external pension funds.

The annual cost of these plans is recognized within “Staff costs” in the consolidated income statements.

Defined benefit plans

IAS 19 Employee Benefits requires defined benefit plans to be accounted for:

●	Using actuarial techniques to make a reliable estimate of the amount of benefits that employees have earned in return for their service in the current and prior periods;
●	Discounting those benefits in order to determine the present value of the obligation;
●	Determining the fair value of any plan assets; and
●	Determining the total amount of actuarial gains and losses and the amount of those actuarial gains and losses that must be recognized.

The amount recognized as a benefit liability arising from a defined benefit plan is the total net result of:

●	The present value of the obligations;
●	Less the fair value of plan assets (if any) out of which the obligations are to be settled directly.

The Company recognizes provisions for these benefits as the related rights vest and on the basis of actuarial studies. These amounts are recognized under “Provisions for pensions” in the consolidated statements of financial position on the basis of their expected payment due dates.

Environmental provisions

Provisions for environmental obligations are estimated by analyzing each case separately and observing the relevant legal provisions. The estimate is made on the basis of the information available and a provision is recognized provided that the aforementioned information suggests that it is probable that the loss will arise and can be estimated in a sufficiently reliable manner.

The balance of provisions and disclosures disclosed in Note 15 reflects management’s best estimation of the potential exposure as of the date of preparation of these consolidated financial statements.

Leases

4.13 Leases

The Company assesses if a contract is or contains a lease at inception of the contract. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the commencement date.

The estimated lease term by right-of-use asset categories are as follows:

Years of
Estimated
Useful
Life
Leased Land and Buildings	5-50
Leased Plant and Machinery	1-37

The lease liability is initially measured at the present value of the minimum future lease payments, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate. Lease payments include fixed payments, variable payments that depend on an index or rate, as well as any extension or purchase options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at amortized cost using the effective interest method and remeasured with a corresponding adjustment to the related right-of-use asset when there is a change in future lease payments.

The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently depreciated, on a straight-line basis, over the lease term or, if the lease transfers the ownership of the underlying asset to the Company at the end of the lease term or, if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, over the estimated useful life of the underlying asset. Right-of-use assets are allocated to the respective CGUs also subject to testing for impairment if there is an indicator for impairment.

Variable lease payments not included in the measurement of the lease liabilities are recognized to the consolidated income statements in the period in which the events or conditions which trigger those payments occur.

In the consolidated statements of financial position, right-of-use assets and lease liabilities are classified, respectively, as part of property, plant and equipment and current and current and non-current lease liabilities.

Current assets and liabilities

4.14 Current assets and liabilities

In general, assets and liabilities that are expected to be settled or fall due within 12 months from the end of the reporting period are classified as current items and those which fall due or will be settled after more than 12 months are classified as non-current items.

Income taxes

4.15 Income taxes

Income tax expense represents the sum of current tax and deferred tax. Income tax is recognized in the consolidated income statements except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case the related tax is recognized in other comprehensive income or directly in equity.

The current income tax expense is based on domestic and international statutory income tax rates in the tax jurisdictions where the Company operates related to taxable profit for the period. The taxable profit differs from net profit as reported in the consolidated income statements because it is determined in accordance with the rules established by the applicable tax authorities which includes temporary differences, permanent differences, and available credits and incentives.

The Company’s deferred tax assets and liabilities are provided on temporary differences at the balance sheet date between financial reporting and the tax basis of assets and liabilities, and, then applying the enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized for deductible temporary differences, including the carry-forward of unused tax credits and losses, to the extent that it is probable, that taxable profit will be available against which the deductible temporary difference and carryforwards of unused tax credits and losses can be utilized.

The deferred tax assets and liabilities that have been recognized are reassessed at the end of each closing period to ascertain whether they still exist, and adjustments are made on the basis of the findings of the analyses performed.

Income tax payable is the result of applying the relevant tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

Deferred tax assets and liabilities are offset only when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority or either the same taxable entity or different taxable entities where there is an intention to settle the current tax assets and liabilities on a net basis or to realize the assets and settle the liabilities simultaneously.

Foreign currency transactions

4.16 Foreign currency transactions

Foreign currency transactions are initially recognized in the functional currency of the subsidiary by applying the exchange rates prevailing at the date of the transaction.

Subsequently, at each reporting date, assets and liabilities denominated in foreign currencies are translated to US dollars at the rates prevailing on that date.

Any exchange differences arising on settlement or translation at the closing rates of monetary items are recognized in the consolidated income statements for the related years.

Note 4.6 details the Company’s accounting policies for derivative financial instruments. Note 29 to these consolidated financial statements details the Company’s financial risk policies.

Revenue recognition

4.17 Revenue recognition

The Company recognizes sales revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognized reflects the consideration to which the Company is or expects to be entitled in exchange for those goods or services.

In the Company’s electrometallurgy business, revenue is principally generated from the sale of goods, including silicon metal and silicon- and manganese-based specialty alloys. The Company mainly satisfies its performance obligations at a point in time; the amounts of revenue recognized relating to performance obligations satisfied over time are not significant. The point in time at which control is transferred to the buyer is determined based on the agreed delivery terms, which follow Incoterms 2020 issued by International Chamber of Commerce.

In most instances, control passes and sales revenue is recognized when the product is delivered to the vessel or vehicle on which it will be transported, the destination port or the customer’s premises. There may be circumstances when judgment is required based on the five indicators of control below.

●	The customer has the significant risks and rewards of ownership and has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the goods or service.
●	The customer has a present obligation to pay in accordance with the terms of the sales contract.
●	The customer has accepted the asset. Sales revenue may be subject to adjustment if the product specification does not conform to the terms specified in the sales contract, but this does not impact the passing of control. Specification adjustments have been immaterial historically.
●	The customer has legal title to the asset. The Company may retain legal title until payment is received but this is for credit risk purposes only.
●	The customer has physical possession of the asset. This indicator may be less important as the customer may obtain control of an asset prior to obtaining physical possession, which may be the case for goods in transit.

Where the Company sells on ‘C’ terms (e.g., Cost, Insurance and Freight “CIF,” Carriage and Insurance Paid to “CIP,” Cost and Freight “CFR” and Carriage Paid to “CPT)”, the Company is responsible (acts as principal) for providing shipping services and, in some instances, insurance after the date at which control of goods passes to the customer at the loading point. The Company, therefore, has separate performance obligations for freight and insurance services that are provided solely to facilitate the sale of the commodities it produces. Revenue attributable to freight and insurance services is not material.

Where the Company sells on ‘D’ terms (e.g., Delivered Duty Paid “DDP”, Delivered at Place “DAP “and Delivered at Terminal “DAT”), the Company arranges and pays for the carriage and retains the risk of the goods until delivery at an agreed destination, where ownership and control is transferred.

Where the Company sells on ‘F’ terms (e.g., Free Carrier “FCA” or Free on Board “FOB”), the customer arranges and pays for the main transportation. Risk and control are transferred to the customer when the goods are handed to the carrier engaged by the customer.

The Company’s products are sold to customers under contracts which vary in tenure and pricing mechanisms. The majority of pricing terms are either fixed or index-based for monthly, quarterly or annual periods, with a smaller proportion of volumes being sold on the spot market.

Within each sales contract, each unit of product shipped is a separate performance obligation. Revenue is generally recognized at the contracted price as this reflects the stand-alone selling price. Sales revenue excludes any applicable sales taxes.

Payment terms for each customer are dependent on the agreed upon contractual payment terms. Payment terms are typically between 0 and 60 days and do not include significant financing components.

Expense recognition

4.18 Expense recognition

Expenses are recognized on an accrual basis. An expense is recognized in the consolidated income statements when there is a decrease in the future economic benefits related to a reduction of an asset, or an increase in a liability, which can be measured reliably. This means that an expense is recognized simultaneously with the recognition of the increase in a liability or the reduction of an asset. Additionally, an expense is recognized immediately in the consolidated income statements when a disbursement does not give rise to future economic benefits or when the requirements for recognition as an asset are not met. Also, an expense is recognized when a liability is incurred and no asset is recognized, as in the case of a liability relating to a guarantee.

Grants

4.19 Grants

The Company periodically receives government grants to support operations. Grants are recorded at their fair value in the consolidated income statements within “Other operating income” when there is reasonable assurance that the Company will satisfy the underlying grant conditions and the grants will be received. Otherwise, they are recorded as other liabilities. To the extent required, grants are deferred and recognized on a systematic basis over the periods in which the Company expects to recognize the related expenses for which the grants are intended to compensate. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset. The deferred portion of grants are presented in “deferred income” in the consolidated statements of financial position.

When the grant relates to compensations for the indirect carbon dioxide emissions costs included in the energy bills, the income is recorded in “Raw Materials and energy consumption for production” in the consolidated income statements and the uncollected portion of the grant is presented in “other receivables” in the consolidated statements of financial position.

Termination benefits

4.20 Termination benefits

Under current labor legislation, the Company is required to pay termination benefits to employees whose employment relationship is terminated under certain conditions. The cost of providing employee benefits is recognized in the period in which the benefit is earned by the employee, rather than when it is paid or payable.

Carbon dioxide emission allowances

4.21 Carbon dioxide emission allowances

The Company recognizes carbon dioxide emission allowances received, whether allocated by government or purchased, as intangible assets. The intangible asset is initially measured and recognized on the date of acquisition at fair value, being the consideration paid (if purchased on the open market) or the current market value (if granted for less than fair value).

When allowances are granted for less than fair value, the difference between the fair value and the nominal amount paid is recognized as a government grant. The grant is initially recognized as deferred income in the consolidated statements of financial position and subsequently recognized as “Other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements. In the case that a better estimate of the expected carbon dioxide emissions for the compliance period is available, the deferred income to be recognized in the consolidated statements of financial position is adjusted prospectively.

As the Company emits carbon dioxide, it recognizes a provision for its obligation to deliver the carbon dioxide allowances at the end of the compliance period. The provision is remeasured and recorded as an expense at the end of each reporting period at historical cost for the emission rights (allowances) received and at acquisition cost for the carbon dioxide purchased and at fair value for the carbon dioxide pending to be purchased.

Intangible assets recognized for emissions allowances are not amortized and remain valued at historical cost until either sold or surrendered in satisfaction of the Company’s obligation to deliver the allowances to the relevant authority.

Sale of emission rights

When the Company has determined to sell its emission rights, the emission rights sold would be derecognized from the consolidated statements of financial position against the cash received. In those cases, where the price per emission right is different to the fair value per emission right at the time they were granted, a gain or a loss on the disposal of assets will be recognized. The deferred income originally recognized for the free emission rights granted at the beginning of the compliance period that still remain in the consolidated statements of financial position at the time of sale will be derecognized.

Share-based compensation

4.22 Share-based compensation

The Company operates a share-based compensation plan with certain equity and cash-settlement options. The Company recognizes share-based compensation expense based on the estimated grant date fair value of share-based awards using  Stochastic and Black-Scholes option pricing model. Prior to vesting, cumulative compensation cost equals the proportionate amount of the award earned to date. The Company has elected to treat each award as a single award and recognize compensation cost on a straight-line basis over the requisite service period of the entire award. If the terms of an award are modified in a manner that affects both the fair value and vesting of the award, the total amount of remaining unrecognized compensation cost (based on the grant-date fair value) and the incremental fair value of the modified award are recognized over the amended vesting period. The Company´s liability for cash-settled awards is immaterial.

Other income

4.23 Other income

Interest income is recognized as the interest accrues using the effective interest rate, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument to the net carrying amount of the financial asset.

Dividend income from investments is recognized when the shareholders’ right to receive the payment is established.

Consolidated statements of cash flows

4.24 Consolidated statements of cash flows

The following terms are used in the consolidated statements of cash flows, prepared using the indirect method, with the meanings specified as follows:

1.	Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value.
2.	Operating activities: activities constituting the object of the subsidiaries forming part of the consolidated Company and other activities that are not investing or financing activities.
3.	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
4.	Financing activities: activities that result in changes in the size and composition of the equity and borrowings of the Company that are not operating or investing activities. Interest payments and principal payments are presented separately.